RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research And Development Expenses Net [Line Items]
Research and development expenses	$ 3,528	$ 7,279	$ 29,498
Payroll and related expenses
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	390	661	839
Professional services
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	605	1,210	1,821
Share-based payments
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	138	1,151	1,910
Clinical and pre-clinical trials
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	1,891	3,872	23,905
Intellectual property development
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	222	180	349
Other
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	$ 282	$ 205	$ 674